Share-based Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2020
SHARE-BASED COMPENSATION EXPENSE [Abstract]
Share-based compensation expense recognized in costs and expenses
Share-based compensation expense was recognized in costs and expenses for the years ended December 31, 2018, 2019 and 2020 as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2018	2019	2020
Cost of revenues	$(739)	$142	$720
Product development expenses	(4,182)	1,364	7,325
Sales and marketing expenses	(920)	(326)	460
General and administrative expenses	(6,267)	1,170	5,975

	$(12,108)	$2,350	$14,480

Share-based compensation expense recognized for share awards of Sohu (excluding Sohu Video), Sogou, Changyou and Sohu Video
Share-based compensation expense was recognized for share awards of Sohu (excluding Sohu Video), Changyou and Sohu Video as follows (in thousands):

	Year Ended December 31,
Share-based compensation expense	2018	2019	2020
For Sohu (excluding Sohu Video) share-based awards	$(5,100)	$1,940	$2,633
For Changyou share-based awards	(6,461)	1,305	12,545
For Sohu Video share-based awards	(547)	(895)	(698)

	$(12,108)	$2,350	$14,480